ACQUISITION OF BUSINESSES - Business Services, Imagine Communications Group Limited (Imagine) (Details) - USD ($)		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill		$ 2,411,000,000	$ 1,554,000,000
Business services
Disclosure of detailed information about business combination [line items]
Goodwill		1,306,000,000	$ 1,368,000,000
Business services | Imagine Communications Group Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	55.00%
Proportion of ownership interest in subsidiary	31.00%
Consideration transferred, acquisition-date fair value	$ 10,000,000
Acquisition-related costs	2,000,000
Goodwill	6,000,000
Goodwill expected to be deductible for tax purposes	0
Intangible assets	$ 23,000,000
Revenue of acquiree since acquisition date		1,000,000
Profit (loss) of acquiree since acquisition date		2,000,000
Revenue of acquiree as if combination occurred at beginning of period		6,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period		$ (5,000,000)
Brookfield Business Partners L.P. and Institutional Investors | Business services | Imagine Communications Group Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.10%